BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 20 - BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION

Business Segments

As of March 31, 2024, and 2023, the Company, through its subsidiaries, markets and sells its products and services to consumers, through its independent sales force and proprietary websites, and to its independent distributors. The Company has determined its reportable segments are: (a) the sale of health and wellness products, and (b) the sale of member-based travel services. The Company’s determination of its reportable segments is based on how its chief operating decision maker manages the business.

The Company’s segment information is as follows:

	Fiscal Year Ended March 31,
	2024	2023
Net sales
Health and wellness products	$10,671,528	$15,990,756
Other	206,714	111,380
Total net sales	$10,878,242	$16,102,136
Operating earnings (loss):
Segment gross profit:
Health and wellness products	$7,013,426	$9,192,641
Other	31,839	64,029
Total segment gross profit	7,045,265	9,256,670
Selling and marketing expenses	4,104,991	6,989,660
General and administrative expenses	7,839,639	17,081,915
Consolidated operating loss	$(4,899,365)	$(14,814,905)
Total Assets:
Health and wellness	$1,927,213	$4,961,068
Corporate	4,707,701	12,118,647
Consolidated total assets	$6,634,914	$17,079,715
Payments for property and equipment:
Health and wellness	$-	$-
Corporate	-	1,196,406
Consolidated payments for property and equipment	$-	$1,196,406
Depreciation and amortization expense:
Health and wellness	$79,883	$101,733
Corporate	490,712	624,933
Consolidated depreciation and amortization	$570,595	$726,666

Geographic Area Information

Our consolidated net sales, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2024	2023
United States	$10,306,213	$14,699,480
Canada	556,639	769,229
Republic of Korea	15,390	441,666
Other	-	191,761
	$10,878,242	$16,102,136

Our consolidated total assets, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2024	2023
United States	$6,219,767	$15,827,730
Republic of Korea	115,333	1,053,773
Other	299,814	198,212
	$6,634,914	$17,079,715